Income Taxes - Classification of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Non-current deferred tax liabilities	$ 424	$ 228
Net deferred tax liabilities	$ 424	$ 228	$ 295